Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Future minimum annual lease payments	The future minimum payments related to this lease are as follows for the years ending December 31:
2014	$46,236
2015	112,895
2016	116,201
2017	68,587
Total	$343,919

Future guaranteed payments
Future guaranteed payments associated with these agreements are payable as follows:

Years ending December 31:
2015	$3,000,000
2016	5,000,000
2017	10,000,000
Less: discount to present value	(4,099,187)
Guaranteed payments, net of discount	$13,900,813

Future guaranteed payments, and the amount of such payments, associated with these agreements are payable as follows:

Years ending December 31:

2015	$3,000,000
2016	5,000,000
2017	10,000,000
Less: discount to present value	(4,489,822)

Guaranteed payments, net of discount	$13,510,178